Notes Payable to Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes Payable to Related Parties

Note 6 – Notes Payable to Related Parties

SemiCab Holdings assumed several unsecured loans from Ajesh Kapoor and Vivek Sehgal in the acquisition of SemiCab, Inc.’s business. The Company had accrued interest payable of $5,000 as of June 30, 2025 that was included as a component of accrued expenses on the Company’s condensed consolidated balance sheets. The Company incurred interest expense on these loans of $15,000 and $31,000 for the three and six months ended June 30, 2025, respectively.

The terms of each loan are summarized in the table below:

	Issue	Maturity		Interest
Note Holder	Date	Date	Status	Rate	Principal
Ajesh Kapoor	7/10/2021	7/10/2026	Current	9%	$150,000
Ajesh Kapoor	8/27/2021	8/26/2026	Current	9%	235,000
Vivek Sehgal	4/17/2023	2/1/2026	Current	10%	50,000
Ajesh Kapoor	5/5/2023	2/1/2026	Current	10%	50,000
Ajesh Kapoor	5/17/2023	2/1/2026	Current	10%	165,000

Balance as of June 30, 2025					$650,000

Less: current portion of notes payable to related parties					265,000

Notes payable to related parties, net of current portion					$385,000

As of December 31, 2024, the loans described above that were issued between April 17, 2023 and May 17, 2023 were in default. Subsequent to December 31, 2024, the Company entered into waivers and amendments with each of the note holders who are parties to those loans to extend the maturity dates of the loans to February 1, 2026.

On February 18, 2025, the Company issued a promissory note to each of Stingray Group and Regalia Ventures in the amount of $286,000 and $472,000, respectively. A discussion of these transactions and the terms of the promissory notes is set forth herein in Note 11 – Securities Transactions.

On May 2, 2025, the Company and SemiCab Holdings acquired 99.99% of the equity shares of SMCB from SemiCab, Inc. pursuant to which, in part, the Company issued a promissory note to SemiCab, Inc. in the principal amount of $1,750,000. A discussion of this transaction and the terms of the promissory note is set forth herein in Note 17 – Acquisition of SMCB.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Previously Reported [Member]
Notes Payable to Related Parties

Note 6 – Notes Payable to Related Parties

SemiCab Holdings assumed several unsecured loans from Ajesh Kapoor and Vivek Sehgal in the acquisition of SemiCab, Inc.’s business. The Company had accrued interest payable of $6,000 as of December 31, 2024 that was included as a component of accrued expenses on the Company’s consolidated balance sheets. The Company incurred interest expense on these loans of $36,000 for the year ended December 31, 2024.

The terms of each loan are summarized in the table below:

	Issue	Maturity		Interest
Note Holder	Date	Date	Status	Rate	Principal
Ajesh Kapoor	7/10/2021	7/10/2026	Current	9%	$150,000
Ajesh Kapoor	8/27/2021	8/26/2026	Current	9%	235,000
Vivek Sehgal	4/17/2023	10/13/2023	Default	10%	50,000
Ajesh Kapoor	5/5/2023	5/4/2024	Default	10%	50,000
Ajesh Kapoor	5/17/2023	5/16/2024	Default	10%	165,000

Balance as of December 31, 2024					$650,000

Less: current portion of notes payable to related parties					265,000

Notes payable to related parties, net of current portion					$385,000

Subsequent to December 31, 2024, the Company entered into waivers and amendments with each of the note holders who are parties to the loans described above that were in default at December 31, 2024 pursuant to which the maturity dates of the loans were extended to February 1, 2026. As a result of the execution of the waivers and amendments, the Company cured the defaults that had existed at December 31, 2024 due to non-payment on the original maturity dates of the notes.

ALGORHYTHM HOLDINGS, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023